Income Taxes - Tax Expense (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Income Taxes
Current tax	€ (1,271)
Movement on deferred tax	(1,137)
Total Income tax expense	€ (2,408)